Segmented Information (Tables)	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Segment Information
Details of segment information wer
e
 as follows:

For the year ended January 31, 2022	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$7,135.6	$531.5	$(19.2)	$7,647.9
Cost of sales	5,082.6	452.3	(19.2)	5,515.7
Gross profit	2,053.0	79.2	—	2,132.2

Total operating expenses				945.2
Operating income				1,187.0

Financing costs				128.9
Financing income				(3.8)
Foreign exchange gain on long-term debt				(14.8)
Income before income taxes				1,076.7
Income tax expense				282.1

Net income				$794.6

For the year ended January 31, 2021	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$5,532.8	$430.7	$(10.6)	$5,952.9
Cost of sales	4,049.1	442.1	(10.6)	4,480.6
Gross profit (loss)	1,483.7	(11.4)	—	1,472.3

Total operating expenses				1,006.7	[a]

Operating income				465.6

Financing costs				120.0
Financing income				(19.8)
Foreign exchange gain on long-term debt				(118.9)
Income before income taxes				484.3
Income tax expense				121.4

Net income				$362.9

[a]	Including an impairment charge of $177.1 million related to the Marine segment.

Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets
The following table provides geographic information on Company’s revenues, property, plant and equipment, intangible assets and right-of-use
assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment, intangible assets and right-of-use assets
	Years ended		As at
	January 31, 2022	January 31, 2021	January 31, 2022	January 31, 2021
United States	$4,185.2	$3,306.5	$277.1	$277.7
Canada	1,321.2	923.4	736.4	645.4
Europe	1,230.1	987.2	90.4	89.1
Asia Pacific	567.2	463.3	109.9	110.4
Mexico	120.1	99.6	621.8	396.0
Austria	16.6	13.9	231.3	223.2
Other	207.5	159.0	2.6	1.8
	$7,647.9	$5,952.9	$2,069.5	$1,743.6